SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
- Revenue	$ 3,239	$ 8,137
- Operating expenses	124,790	93,600
Related Party [Member]
Related Party Transaction [Line Items]
- Revenue	$ (3,239)	$ (8,137)